PIMCO RAFI Dynamic Multi-Factor International Equity ETF Investment Objectives and Goals - PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the investment results of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index.